LVIP ClearBridge Large Cap Growth Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	110 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	13.15%		14.29%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		18.56%	15.32%		18.13%
Standard Class
Prospectus [Line Items]
Average Annual Return, Percent			8.62%	10.57%		14.46%
Service Class
Prospectus [Line Items]
Average Annual Return, Percent			8.35%	10.29%	15.02%
Performance Inception Date		Oct. 31, 2016

[1]	For Class II shares, for the period from the class’ inception date to December 31, 2025, the average annual total return of the Russell 3000 Index was 14.97%.
[2]	For Class II shares, for the period from the class’ inception date to December 31, 2025, the average annual total return of the Russell 1000 Growth Index was 19.48%.